BROKERAGE COMMISSION AND HANDLING CHARGE INCOME (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 HKD ($)
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Total	$ 3,913,027	$ 501,696	$ 1,990,138	$ 511,365
Brokerage commission income
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Total	3,147,610		1,531,048	352,625
Handling charge income
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Total	$ 765,417		$ 459,090	$ 158,740